UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                    --------

                                    FORM N-Q
                                    --------

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  INVESTMENT COMPANY ACT FILE NUMBER 811-07102

                       THE ADVISORS' INNER CIRCLE FUND II
               (Exact name of registrant as specified in charter)
                                    --------


                               c/o CT Corporation
                               101 Federal Street
                                Boston, MA 02110
               (Address of principal executive offices) (Zip code)

                                 SEI Investments
                            One Freedom Valley Drive
                                 Oaks, PA 19456
                     (Name and address of agent for service)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: (877) 446-3863

                     DATE OF FISCAL YEAR END: JULY 31, 2008

                    DATE OF REPORTING PERIOD: APRIL 30, 2008

ITEM 1.   SCHEDULE OF INVESTMENTS

THE ADVISORS' INNER CIRCLE FUND II                               CHAMPLAIN SMALL
                                                                    COMPANY FUND
                                                                  APRIL 30, 2008
                                                                     (UNAUDITED)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS
COMMON STOCK - 92.3%
--------------------------------------------------------------------------------

                                                       SHARES         VALUE
                                                    -----------   -------------
CONSUMER DISCRETIONARY - 8.5%
   Bright Horizons Family Solutions * ...........       177,000   $   8,391,570
   Gentex .......................................       328,000       6,127,040
   Harte-Hanks ..................................        23,300         318,278
   Matthews International, Cl A .................        92,000       4,548,480
   Panera Bread, Cl A * .........................        73,800       3,856,788
   Regis ........................................       132,000       3,854,400
   Stewart Enterprises, Cl A ....................       948,000       6,474,840
                                                                  -------------
                                                                     33,571,396
                                                                  -------------
CONSUMER STAPLES - 6.4%
   Del Monte Foods ..............................       618,000       5,574,360
   Hain Celestial Group * .......................       196,500       4,849,620
   Lancaster Colony .............................       140,000       5,346,600
   Lance ........................................       159,500       3,343,120
   WD-40 ........................................       198,000       6,161,760
                                                                  -------------
                                                                     25,275,460
                                                                  -------------
ENERGY - 9.4%
   Berry Petroleum, Cl A ........................        40,000       1,980,800
   Cal Dive International * .....................       245,000       2,986,550
   Complete Production Services * ...............       123,000       3,322,230
   Comstock Resources * .........................        82,000       3,730,180
   Encore Acquisition * .........................        65,000       2,965,950
   Goodrich Petroleum * .........................        49,000       1,655,220
   Helix Energy Solutions * .....................        82,000       2,833,100
   Oceaneering International * ..................        41,500       2,771,370
   Superior Well Services * .....................       110,000       2,619,100
   TETRA Technologies * .........................       296,500       4,821,090
   W-H Energy Services, Cl H * ..................        49,000       3,787,210
   Whiting Petroleum * ..........................        50,000       3,826,000
                                                                  -------------
                                                                     37,298,800
                                                                  -------------
FINANCIALS - 12.0%
   CoBiz Financial ..............................        82,500         916,575
   Columbia Banking System ......................        65,500       1,773,740

THE ADVISORS' INNER CIRCLE FUND II                               CHAMPLAIN SMALL
                                                                    COMPANY FUND
                                                                  APRIL 30, 2008
                                                                     (UNAUDITED)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
COMMON STOCK - CONTINUED
--------------------------------------------------------------------------------

                                                       SHARES         VALUE
                                                    -----------   -------------
FINANCIALS - CONTINUED
   East West Bancorp ............................        50,000   $     712,000
   First Mercury Financial * ....................       205,000       3,239,000
   First Midwest Bancorp ........................        82,500       2,106,225
   FirstService * ...............................        82,500       1,995,675
   Glacier Bancorp ..............................        82,500       1,697,850
   Healthcare Realty Trust ......................       312,500       8,853,125
   Independent Bank .............................        82,500       2,411,475
   National Financial Partners ..................        80,000       2,153,600
   National Interstate ..........................        46,300       1,053,325
   Navigators Group * ...........................       107,000       5,243,000
   Philadelphia Consolidated Holding * ..........       165,000       6,085,200
   Prosperity Bancshares ........................        80,500       2,493,085
   RLI ..........................................        49,500       2,376,000
   UCBH Holdings ................................       165,000       1,201,200
   Wilmington Trust .............................        95,000       3,123,600
                                                                  -------------
                                                                     47,434,675
                                                                  -------------
HEALTH CARE - 17.7%
   American Medical Systems Holdings * ..........       453,500       6,394,350
   ArthroCare * .................................       137,000       6,173,220
   athenahealth * ...............................        41,500       1,037,500
   Bio-Rad Laboratories, Cl A * .................        57,500       4,792,625
   Cooper .......................................       123,500       4,322,500
   ev3 * ........................................       355,000       2,950,050
   Gen-Probe * ..................................        49,000       2,761,640
   Greatbatch * .................................        82,500       1,499,850
   Healthways * .................................       118,500       4,328,805
   Immucor * ....................................       107,000       2,886,860
   Integra LifeSciences Holdings * ..............       123,500       5,232,695
   Luminex * ....................................       200,000       3,902,000
   Martek Biosciences * .........................        48,000       1,692,480
   MedAssets * ..................................        59,400         891,594
   NuVasive * ...................................       105,500       4,024,825
   SonoSite * ...................................        80,000       2,551,200

THE ADVISORS' INNER CIRCLE FUND II                               CHAMPLAIN SMALL
                                                                    COMPANY FUND
                                                                  APRIL 30, 2008
                                                                     (UNAUDITED)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
COMMON STOCK - CONTINUED
--------------------------------------------------------------------------------

                                                       SHARES         VALUE
                                                    -----------   -------------
HEALTH CARE - CONTINUED
   Techne * .....................................        24,000   $   1,740,480
   VCA Antech * .................................        64,000       2,071,680
   West Pharmaceutical Services .................       161,000       7,552,510
   Wright Medical Group * .......................       125,000       3,490,000
                                                                  -------------
                                                                     70,296,864
                                                                  -------------
INDUSTRIALS - 20.5%
   ABM Industries ...............................       412,500       8,637,750
   Administaff ..................................       148,500       3,889,215
   Belden .......................................        66,000       2,226,840
   Brady, Cl A ..................................       123,500       4,192,825
   CLARCOR ......................................       164,000       6,881,440
   CoStar Group * ...............................        80,000       3,836,000
   First Advantage, Cl A * ......................       118,000       2,420,180
   Forward Air ..................................        82,500       2,812,425
   HEICO, Cl A ..................................        69,100       2,779,893
   IDEX .........................................       159,500       5,852,055
   Kaydon .......................................        95,500       5,001,335
   Kennametal ...................................        95,500       3,320,535
   Landstar System ..............................        80,500       4,182,780
   RBC Bearings * ...............................       113,900       4,552,583
   Schawk .......................................       320,000       5,129,600
   Teleflex .....................................        41,000       2,258,690
   UTi Worldwide ................................       198,000       4,352,040
   Waste Connections * ..........................       280,000       8,979,600
                                                                  -------------
                                                                     81,305,786
                                                                  -------------
INFORMATION TECHNOLOGY - 14.1%
   Blackbaud ....................................       132,000       3,100,680
   Blackboard * .................................       124,500       4,300,230
   Concur Technologies * ........................        82,000       2,717,480
   Entegris * ...................................       285,000       2,148,900
   Euronet Worldwide * ..........................       288,000       5,091,840
   FactSet Research Systems .....................        65,000       3,901,950
   FARO Technologies * ..........................        31,000       1,092,440

THE ADVISORS' INNER CIRCLE FUND II                               CHAMPLAIN SMALL
                                                                    COMPANY FUND
                                                                  APRIL 30, 2008
                                                                     (UNAUDITED)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
COMMON STOCK - CONTINUED
--------------------------------------------------------------------------------

                                                       SHARES         VALUE
                                                    -----------   -------------
INFORMATION TECHNOLOGY - CONTINUED
   Jack Henry & Associates ......................       205,000   $   5,387,400
   Metavante Technologies * .....................       190,000       4,478,300
   MIPS Technologies, Cl A * ....................       494,500       2,245,030
   National Instruments .........................       165,000       4,854,300
   NeuStar, Cl A * ..............................       123,500       3,397,485
   NIC ..........................................       165,000       1,069,200
   RightNow Technologies * ......................       289,000       3,459,330
   TIBCO Software * .............................       404,000       3,098,680
   Wright Express * .............................       176,000       5,808,000
                                                                  -------------
                                                                     56,151,245
                                                                  -------------
MATERIALS - 3.7%
   AptarGroup ...................................       164,000       7,240,600
   Sensient Technologies ........................       247,500       7,368,075
                                                                  -------------
                                                                     14,608,675
                                                                  -------------
   TOTAL COMMON STOCK
     (Cost $354,438,798) ........................                   365,942,901
                                                                  -------------

--------------------------------------------------------------------------------
REPURCHASE AGREEMENT - 6.2%
--------------------------------------------------------------------------------

                                                        FACE
                                                       AMOUNT
                                                    -----------
   Morgan Stanley
     2.000%, dated 04/30/08, to be repurchased on
     05/01/08, repurchase price $24,839,741
     (collateralized by a U.S. Treasury Inflation
     Index Note, par value $22,442,481, 2.625%,
     07/15/17, total market value $25,335,338)
     (Cost $24,838,361) .........................   $24,838,361      24,838,361
                                                                  -------------

   TOTAL INVESTMENTS - 98.5%
     (Cost $379,277,159) + ......................                 $ 390,781,262
                                                                  =============

PERCENTAGES ARE BASED ON NET ASSETS OF $396,614,857.

* NON-INCOME PRODUCING SECURITY.

CL -- CLASS

THE ADVISORS' INNER CIRCLE FUND II                               CHAMPLAIN SMALL
                                                                    COMPANY FUND
                                                                  APRIL 30, 2008
                                                                     (UNAUDITED)
--------------------------------------------------------------------------------

+ AT APRIL 30, 2008, THE TAX BASIS COST OF THE FUND'S INVESTMENTS WAS $379,277,159, AND THE UNREALIZED APPRECIATION AND DEPRECIATION WERE $37,160,601 AND $(25,656,498), RESPECTIVELY.

      FOR INFORMATION ON THE FUND'S POLICY REGARDING VALUATION OF INVESTMENTS AND OTHER SIGNIFICANT ACCOUNTING POLICIES, PLEASE REFER TO THE FUND'S MOST RECENT SEMI-ANNUAL OR ANNUAL FINANCIAL STATEMENTS.

CSC-QH-001-0700

ITEM 2.   CONTROLS AND PROCEDURES

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant's disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrants internal control over financial reporting.

ITEM 3.  EXHIBITS.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.


--------------------------------------------------------------------------------

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant)                             The Advisors' Inner Circle Fund II


By (Signature and Title)*                /s/ Philip T. Masterson
                                         --------------------------
                                         Philip T. Masterson
                                         President
Date: June 27, 2008


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*                /s/ Philip T. Masterson
                                         --------------------------
                                         Philip T. Masterson
                                         President
Date: June 27, 2008



By (Signature and Title)*                /s/ Michael Lawson
                                         --------------------------
                                         Michael Lawson
                                         Controller and Chief Financial Officer
Date: June 27, 2008


* Print the name and title of each signing officer under his or her signature.